Related Party Transactions (Details Textual 2) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 01, 2010	Dec. 31, 2011 Rio das Ostras FPSO Unit [Member]	Dec. 31, 2010 Rio das Ostras FPSO Unit [Member]	Dec. 31, 2009 Rio das Ostras FPSO Unit [Member]	Oct. 01, 2010 Rio das Ostras FPSO Unit [Member]
Related Party Transaction [Line Items]
Entity acquired ,Purchase price								$ 157,700,000
Debt converted to equity				11,200,000				163,000,000
Entity acquired, Purchase price for net Working Capital								12,400,000
Purchase price was financed through assumption of debt, amount								93,800,000
Upgrade costs, which is reflected as a capital contribution					2,000,000
General and administrative	73,529,000	63,214,000	61,761,000			5,400,000	8,600,000
Interest expense	(316,000)	(4,199,000)	(11,021,000)			2,200,000	1,700,000
Gain (loss) recognized in general and administrative expenses						(100,000)	400,000
Gain (loss) on foreign currency forward contracts allocated to the Partnership						100,000	800,000
Balance Sheet (AOCI) Effective Portion	319,000	(3,154,000)	28,327,000			100,000	400,000
Equity contribution or Distribution						5,800,000	3,700,000
Equity contribution or distribution from net assets or liabilities retained by Parent								$ 100,000